CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Loss before tax	€ (75,102)	€ 54,513	€ (78,052)	€ (28,599)	€ (5,749)
Non-cash adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	34	36	72	14	1
Share listing expense			60,600
Finance income	(5,176)	(10)	(11)	(9)
Finance expense	0	5	9	2	330
Fair value change—derivative earnout and warrants	5,998		976
Foreign exchange gains	(2,770)	(1,070)	9,256	(1,443)	(24)
Share-based compensation	12,118	349	3,922	1,049
Changes in working capital:
Changes in trade receivables		(115,000)
Changes in prepayments and other receivables	3,686	(6,692)	(3,975)	(4,424)	(1,357)
Changes in trade and other payables	2,893	1,727	(2,063)	8,246	829
Changes in deferred revenue	(4,590)	21,500	17,500
Changes in non-current assets/liabilities
Changes in long-term prepaid expenses	51
Interest paid	(3)		(262)
Net cash provided by/(used in) operating activities	(62,861)	(44,642)	7,972	(25,164)	(5,970)
Investing activities:
Purchase of equipment	(4)	(2)	(13)	(20)	(13)
Repayment of loan receivable			728		0
Interest received	5,176
Net cash provided by/(used in) investing activities	5,172	(2)	715	(20)	(13)
Financing activities:
Transaction costs on issue of shares			(2,534)
Proceeds from issuance of borrowings					11,320
Payments of lease liabilities	(30)	(33)	(65)	(10)
Net cash provided by financing activities	8,023	79,647	375,177	68,990	11,320
Net change in cash	(49,666)	35,003	383,864	43,806	5,337
Foreign exchange differences	(5,361)	1,383	1,566	1,425	24
Cash at the beginning of the period	438,522	53,092	53,092	7,861	2,500
Cash at the end of the period	383,495	89,478	438,522	53,092	€ 7,861
Series A
Financing activities:
Proceeds from issuing equity securities		€ 79,680	79,680	€ 69,000
Exercise of warrants
Financing activities:
Proceeds from issuing equity securities	7,957
Exercise of company options
Financing activities:
Proceeds from issuing equity securities	€ 96
FLAC shareholders
Financing activities:
Proceeds from issuing equity securities			69,753
P I P E Financing
Financing activities:
Proceeds from issuing equity securities			€ 228,343